UNAUDITED FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of warrant liability
BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance			$ 599,875
Granted to Granite Creek				$ 14,904,213
Change in fair value				(14,304,338)
Derivative warrant liabilities, Ending balance				599,875
Warrant liability	$ 4,353,613			599,875
Public Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance			301,875
Granted to Granite Creek				7,498,575
Change in fair value				(7,196,700)
Derivative warrant liabilities, Ending balance				301,875
Private Placement Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance			298,000
Granted to Granite Creek				7,405,638
Change in fair value				(7,107,638)
Derivative warrant liabilities, Ending balance				298,000
Level 3 | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance			298,000
Granted to Granite Creek				14,904,213
Transfer public warrant liability to Level 1 measurement				(7,498,575)
Change in fair value				(7,107,638)
Derivative warrant liabilities, Ending balance				298,000
Level 3 | Public Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Granted to Granite Creek				7,498,575
Transfer public warrant liability to Level 1 measurement				(7,498,575)
Level 3 | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance			298,000
Granted to Granite Creek				7,405,638
Change in fair value				(7,107,638)
Derivative warrant liabilities, Ending balance				298,000
Recurring | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	5,276,500	$ 1,052,395	599,875
Change in fair value	(922,888)	4,224,105	452,520
Derivative warrant liabilities, Ending balance	4,353,616	5,276,500	1,052,395	599,875
Warrant liability	4,353,613
Recurring | Public Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	2,656,500	514,395	301,875
Change in fair value	(464,888)	2,142,105	212,520
Derivative warrant liabilities, Ending balance	2,191,613	2,656,500	514,395	301,875
Recurring | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	2,620,000	538,000	298,000
Change in fair value	(458,000)	2,082,000	240,000
Derivative warrant liabilities, Ending balance	2,162,000	2,620,000	538,000	298,000
Recurring | Level 3 | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	2,620,000	538,000	298,000
Change in fair value	(458,000)	2,082,000	240,000
Derivative warrant liabilities, Ending balance	2,162,000	2,620,000	538,000	298,000
Recurring | Level 3 | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	2,620,000	538,000	298,000
Change in fair value	(458,000)	2,082,000	240,000
Derivative warrant liabilities, Ending balance	$ 2,162,000	$ 2,620,000	$ 538,000	$ 298,000